Taxation (Composition of Income Tax Expense, Effects of Income Tax Expense Exemption and Reduction) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXATION [Abstract]
Tax holiday effect	$ 21,619	$ 62,893	$ 39,451
Basic earnings per share	$ 0.20	$ 0.59	$ 0.37